Consolidated Balance Sheets Detail (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Property, plant and equipment
Land	$ 140	$ 128
Buildings, leaseholds and other	1,393	1,155
BlackBerry operations and other information technology	2,194	1,803
Manufacturing equipment, research and development equipment, and tooling	524	380
Furniture and fixtures	529	433
Total	4,780	3,899
Accumulated Amortization	2,032	1,395
Net Book Value	$ 2,748	$ 2,504